Distribution Date:	08/17/26	Wells Fargo Commercial Mortgage Trust 2020-C57
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2020-C57

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	K-Star Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Mortgage Loan Detail (Part 1)	13-14		5949 Sherry Lane, Suite 950| Dallas, TX 75225 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95002XBA2	0.903000%	23,372,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.50%
A-SB	95002XBB0	1.914000%	38,042,000.00	30,350,587.23	683,828.74	48,409.19	0.00	0.00	732,237.93	29,666,758.49	32.33%	30.50%
A-3	95002XBC8	1.864000%	160,000,000.00	159,999,999.70	0.00	248,533.33	0.00	0.00	248,533.33	159,999,999.70	32.33%	30.50%
A-4	95002XBD6	2.118000%	168,161,000.00	168,161,000.00	0.00	296,804.16	0.00	0.00	296,804.16	168,161,000.00	32.33%	30.50%
A-S	95002XBE4	2.672000%	28,727,000.00	28,727,000.00	0.00	63,965.45	0.00	0.00	63,965.45	28,727,000.00	26.90%	25.38%
B	95002XBF1	2.975000%	15,415,000.00	15,415,000.00	0.00	38,216.35	0.00	0.00	38,216.35	15,415,000.00	23.98%	22.63%
C	95002XBG9	4.156531%	30,830,000.00	30,830,000.00	0.00	106,788.20	0.00	0.00	106,788.20	30,830,000.00	18.15%	17.13%
D	95002XAC9	2.500000%	12,738,000.00	12,738,000.00	0.00	26,537.50	0.00	0.00	26,537.50	12,738,000.00	15.74%	14.85%
E-RR	95002XAF2	4.156531%	14,588,000.00	14,588,000.00	0.00	50,529.56	0.00	0.00	50,529.56	14,588,000.00	12.99%	12.25%
F-RR	95002XAH8	4.156531%	10,510,000.00	10,510,000.00	0.00	36,404.28	0.00	0.00	36,404.28	10,510,000.00	11.00%	10.38%
G-RR	95002XAK1	4.156531%	5,606,000.00	5,606,000.00	0.00	19,417.93	0.00	0.00	19,417.93	5,606,000.00	9.94%	9.38%
H-RR	95002XAM7	4.156531%	6,306,000.00	6,306,000.00	0.00	21,842.57	0.00	0.00	21,842.57	6,306,000.00	8.75%	8.25%
J-RR	95002XAP0	4.156531%	6,306,000.00	6,306,000.00	0.00	21,842.57	0.00	0.00	21,842.57	6,306,000.00	7.55%	7.13%
K-RR	95002XAR6	4.156531%	7,707,000.00	7,707,000.00	0.00	26,695.32	0.00	0.00	26,695.32	7,707,000.00	6.10%	5.75%
L-RR	95002XAT2	4.156531%	5,606,000.00	5,606,000.00	0.00	19,417.93	0.00	0.00	19,417.93	5,606,000.00	5.04%	4.75%
M-RR*	95002XAV7	4.156531%	26,625,655.00	26,625,655.00	0.00	42,704.40	0.00	0.00	42,704.40	26,625,655.00	0.00%	0.00%
V	95002XAX3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95002XAY1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			560,539,655.00	529,476,241.93	683,828.74	1,068,108.74	0.00	0.00	1,751,937.48	528,792,413.19

X-A	95002XBH7	2.169158%	389,575,000.00	358,511,586.93	0.00	648,056.95	0.00	0.00	648,056.95	357,827,758.19
X-B	95002XBJ3	0.811762%	74,972,000.00	74,972,000.00	0.00	50,716.17	0.00	0.00	50,716.17	74,972,000.00
X-D	95002XAA3	1.656531%	12,738,000.00	12,738,000.00	0.00	17,584.07	0.00	0.00	17,584.07	12,738,000.00
Notional SubTotal			477,285,000.00	446,221,586.93	0.00	716,357.19	0.00	0.00	716,357.19	445,537,758.19

Deal Distribution Total					683,828.74	1,784,465.93	0.00	0.00	2,468,294.67

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95002XBA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95002XBB0	797.81786525	17.97562536	1.27251958	0.00000000	0.00000000	0.00000000	0.00000000	19.24814495	779.84223989
A-3	95002XBC8	999.99999813	0.00000000	1.55333331	0.00000000	0.00000000	0.00000000	0.00000000	1.55333331	999.99999813
A-4	95002XBD6	1,000.00000000	0.00000000	1.76499997	0.00000000	0.00000000	0.00000000	0.00000000	1.76499997	1,000.00000000
A-S	95002XBE4	1,000.00000000	0.00000000	2.22666655	0.00000000	0.00000000	0.00000000	0.00000000	2.22666655	1,000.00000000
B	95002XBF1	1,000.00000000	0.00000000	2.47916640	0.00000000	0.00000000	0.00000000	0.00000000	2.47916640	1,000.00000000
C	95002XBG9	1,000.00000000	0.00000000	3.46377554	0.00000000	0.00000000	0.00000000	0.00000000	3.46377554	1,000.00000000
D	95002XAC9	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E-RR	95002XAF2	1,000.00000000	0.00000000	3.46377571	0.00000000	0.00000000	0.00000000	0.00000000	3.46377571	1,000.00000000
F-RR	95002XAH8	1,000.00000000	0.00000000	3.46377545	0.00000000	0.00000000	0.00000000	0.00000000	3.46377545	1,000.00000000
G-RR	95002XAK1	1,000.00000000	0.00000000	3.46377631	0.00000000	0.00000000	0.00000000	0.00000000	3.46377631	1,000.00000000
H-RR	95002XAM7	1,000.00000000	0.00000000	3.46377577	0.00000000	0.00000000	0.00000000	0.00000000	3.46377577	1,000.00000000
J-RR	95002XAP0	1,000.00000000	0.00000000	3.46377577	0.00000000	0.00000000	0.00000000	0.00000000	3.46377577	1,000.00000000
K-RR	95002XAR6	1,000.00000000	0.00000000	3.46377579	0.00000000	0.00000000	0.00000000	0.00000000	3.46377579	1,000.00000000
L-RR	95002XAT2	1,000.00000000	0.00000000	3.46377631	0.00000000	0.00000000	0.00000000	0.00000000	3.46377631	1,000.00000000
M-RR	95002XAV7	1,000.00000000	0.00000000	1.60388167	1.85989378	8.71760676	0.00000000	0.00000000	1.60388167	1,000.00000000
V	95002XAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95002XAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95002XBH7	920.26333037	0.00000000	1.66349727	0.00000000	0.00000000	0.00000000	0.00000000	1.66349727	918.50801050
X-B	95002XBJ3	1,000.00000000	0.00000000	0.67646815	0.00000000	0.00000000	0.00000000	0.00000000	0.67646815	1,000.00000000
X-D	95002XAA3	1,000.00000000	0.00000000	1.38044198	0.00000000	0.00000000	0.00000000	0.00000000	1.38044198	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	48,409.19	0.00	48,409.19	0.00	0.00	0.00	48,409.19	0.00
A-3	07/01/26 - 07/30/26	30	0.00	248,533.33	0.00	248,533.33	0.00	0.00	0.00	248,533.33	0.00
A-4	07/01/26 - 07/30/26	30	0.00	296,804.16	0.00	296,804.16	0.00	0.00	0.00	296,804.16	0.00
X-A	07/01/26 - 07/30/26	30	0.00	648,056.95	0.00	648,056.95	0.00	0.00	0.00	648,056.95	0.00
X-B	07/01/26 - 07/30/26	30	0.00	50,716.17	0.00	50,716.17	0.00	0.00	0.00	50,716.17	0.00
X-D	07/01/26 - 07/30/26	30	0.00	17,584.07	0.00	17,584.07	0.00	0.00	0.00	17,584.07	0.00
A-S	07/01/26 - 07/30/26	30	0.00	63,965.45	0.00	63,965.45	0.00	0.00	0.00	63,965.45	0.00
B	07/01/26 - 07/30/26	30	0.00	38,216.35	0.00	38,216.35	0.00	0.00	0.00	38,216.35	0.00
C	07/01/26 - 07/30/26	30	0.00	106,788.20	0.00	106,788.20	0.00	0.00	0.00	106,788.20	0.00
D	07/01/26 - 07/30/26	30	0.00	26,537.50	0.00	26,537.50	0.00	0.00	0.00	26,537.50	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	50,529.56	0.00	50,529.56	0.00	0.00	0.00	50,529.56	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	36,404.28	0.00	36,404.28	0.00	0.00	0.00	36,404.28	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	19,417.93	0.00	19,417.93	0.00	0.00	0.00	19,417.93	0.00
H-RR	07/01/26 - 07/30/26	30	0.00	21,842.57	0.00	21,842.57	0.00	0.00	0.00	21,842.57	0.00
J-RR	07/01/26 - 07/30/26	30	0.00	21,842.57	0.00	21,842.57	0.00	0.00	0.00	21,842.57	0.00
K-RR	07/01/26 - 07/30/26	30	0.00	26,695.32	0.00	26,695.32	0.00	0.00	0.00	26,695.32	0.00
L-RR	07/01/26 - 07/30/26	30	0.00	19,417.93	0.00	19,417.93	0.00	0.00	0.00	19,417.93	0.00
M-RR	07/01/26 - 07/30/26	30	181,960.83	92,225.29	0.00	92,225.29	49,520.89	0.00	0.00	42,704.40	232,111.99
Totals			181,960.83	1,833,986.82	0.00	1,833,986.82	49,520.89	0.00	0.00	1,784,465.93	232,111.99

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	Additional Information
Total Available Distribution Amount (1)	2,468,294.67
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,844,908.79	Master Servicing Fee	3,111.77
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,773.97
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	227.97
ARD Interest	0.00	Operating Advisor Fee	1,381.49
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	136.78
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,844,908.79	Total Fees	10,921.98

Principal		Expenses/Reimbursements
Scheduled Principal	683,828.74	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	44,117.59
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,403.30
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	683,828.74	Total Expenses/Reimbursements	49,520.89

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,784,465.93
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	683,828.74
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,468,294.67
Total Funds Collected	2,528,737.53	Total Funds Distributed	2,528,737.54

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	529,476,242.44	529,476,242.44	Beginning Certificate Balance	529,476,241.93
(-) Scheduled Principal Collections	683,828.74	683,828.74	(-) Principal Distributions	683,828.74
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	528,792,413.70	528,792,413.70	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	529,757,407.23	529,757,407.23	Ending Certificate Balance	528,792,413.19
Ending Actual Collateral Balance	529,107,068.75	529,107,068.75

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.51)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.51)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.16%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	6	6,271,751.51	1.19%	47	4.5074	1.913169	1.30 or less	4	54,918,912.04	10.39%	46	4.1097	1.230550
2,000,001 to 3,000,000	2	5,542,998.50	1.05%	46	4.1304	2.822548	1.31 to 1.40	1	6,416,582.65	1.21%	48	4.2500	1.312200
3,000,001 to 4,000,000	2	7,498,202.88	1.42%	43	3.8395	1.660000	1.41 to 1.50	1	11,546,256.14	2.18%	42	4.6450	1.443300
4,000,001 to 5,000,000	4	18,533,864.32	3.50%	47	4.2298	2.375740	1.51 to 1.60	4	60,666,910.62	11.47%	43	4.2048	1.566840
5,000,001 to 6,000,000	5	27,941,122.78	5.28%	45	4.0153	2.028743	1.61 to 1.70	7	43,389,546.61	8.21%	44	3.8873	1.654257
6,000,001 to 7,000,000	2	12,654,911.68	2.39%	48	4.2944	1.279961	1.71 to 1.80	2	20,727,926.22	3.92%	42	4.1149	1.752486
7,000,001 to 8,000,000	2	14,451,832.32	2.73%	44	4.0644	2.090865	1.81 to 1.90	4	83,632,525.92	15.82%	44	3.6994	1.866276
8,000,001 to 9,000,000	1	8,614,895.73	1.63%	43	3.9000	1.231200	1.91 to 2.00	3	56,897,609.96	10.76%	48	4.7778	1.993431
9,000,001 to 10,000,000	3	28,637,229.95	5.42%	42	3.9374	2.385304	2.01 to 2.50	11	118,443,657.13	22.40%	45	3.9815	2.337440
10,000,001 to 15,000,000	7	90,633,783.48	17.14%	45	4.1739	1.916506	2.51 to 3.50	8	69,512,486.41	13.15%	44	3.7617	2.826182
15,000,001 to 20,000,000	4	75,516,506.75	14.28%	42	3.6664	2.286666	3.51 or greater	1	2,640,000.00	0.50%	43	3.6800	3.925300
20,000,001 to 30,000,000	6	144,618,326.81	27.35%	46	3.9712	1.831613	Totals	46	528,792,413.70	100.00%	45	4.0463	1.983763
30,000,001 to 50,000,000	1	32,699,487.03	6.18%	43	3.5700	1.883600
50,000,001 or greater	1	55,177,499.96	10.43%	48	4.7750	1.993600
Totals	46	528,792,413.70	100.00%	45	4.0463	1.983763
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	11,546,256.14	2.18%	42	4.6450	1.443300	Totals	71	528,792,413.70	100.00%	45	4.0463	1.983763
Arkansas	1	4,335,056.31	0.82%	48	4.7500	2.044100
									Property Type³
California	5	103,875,525.36	19.64%	46	3.6991	2.088994
Colorado	1	25,065,687.28	4.74%	48	4.2500	1.208300		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Connecticut	1	6,537,495.48	1.24%	43	3.8395	2.507900		Properties	Balance	Agg. Bal.			DSCR¹
Florida	3	14,935,597.08	2.82%	45	4.4565	1.545921	Industrial	9	71,842,536.44	13.59%	45	4.1141	2.413394
Georgia	3	28,850,948.44	5.46%	46	4.2434	2.587086	Lodging	4	82,822,153.45	15.66%	43	3.7460	1.982112
Illinois	2	12,352,609.32	2.34%	45	4.0494	2.101821	Multi-Family	18	104,716,741.55	19.80%	46	4.0405	1.732074
Indiana	2	5,828,859.71	1.10%	47	4.0213	2.530462	Office	7	104,234,725.40	19.71%	46	3.9144	1.994519
Iowa	2	1,720,110.00	0.33%	48	4.8664	1.988026	Other	1	30,000,000.00	5.67%	40	3.6607	1.576400
Maine	1	4,010,751.61	0.76%	48	4.7750	1.993600	Retail	11	58,787,579.78	11.12%	43	4.1276	2.241838
Massachusetts	1	13,134,978.37	2.48%	44	3.8000	1.643000	Self Storage	21	76,388,677.10	14.45%	48	4.5850	2.018867
Minnesota	2	1,793,568.00	0.34%	48	4.7662	2.034435	Totals	71	528,792,413.70	100.00%	45	4.0463	1.983763
Mississippi	1	5,373,067.82	1.02%	47	3.7800	2.870100
New Jersey	1	18,900,000.00	3.57%	43	3.8000	2.430000
New York	20	67,640,660.24	12.79%	43	3.9753	1.548912
Ohio	1	7,240,451.98	1.37%	43	3.8395	2.507900
Pennsylvania	10	43,557,566.50	8.24%	48	4.6977	1.893221
South Carolina	2	7,398,832.32	1.40%	47	4.6577	1.579600
Texas	2	48,512,325.18	9.17%	43	3.9007	1.730999
Utah	3	17,677,139.43	3.34%	46	4.5376	2.193795
Vermont	1	7,053,000.00	1.33%	41	3.4420	2.627200
Virginia	2	33,648,752.26	6.36%	45	3.9444	2.748152
Washington	1	14,933,656.67	2.82%	42	3.9500	1.760900
Wisconsin	2	22,869,518.23	4.32%	43	3.8395	2.507900

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.500% or less	2	24,924,000.00	4.71%	42	3.3760	2.677893	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	6	96,528,744.23	18.25%	42	3.6200	1.965875	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	16	195,056,915.15	36.89%	45	3.8784	1.998187	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	7	88,662,139.15	16.77%	46	4.1946	1.913524	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	3	21,388,215.05	4.04%	45	4.3213	2.102632	49 months or greater	46	528,792,413.70	100.00%	45	4.0463	1.983763
	4.501% to 4.750%	7	33,688,136.82	6.37%	45	4.6382	1.663221	Totals	46	528,792,413.70	100.00%	45	4.0463	1.983763
	4.751% or greater	5	68,544,263.30	12.96%	48	4.8000	1.926810
	Totals	46	528,792,413.70	100.00%	45	4.0463	1.983763
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	99 months or less	46	528,792,413.70	100.00%	45	4.0463	1.983763	Interest Only	13	118,861,201.00	22.48%	42	3.7420	2.214758
100 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	352 months or less	33	409,931,212.70	77.52%	46	4.1346	1.916785
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	353 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	528,792,413.70	100.00%	45	4.0463	1.983763	Totals	46	528,792,413.70	100.00%	45	4.0463	1.983763
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		6	34,369,158.75	6.50%	42	3.7875	1.913134			No outstanding loans in this group
	12 months or less	39	471,423,254.95	89.15%	45	4.0723	1.967775
	13 months to 24 months	1	23,000,000.00	4.35%	43	3.9000	2.417000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	528,792,413.70	100.00%	45	4.0463	1.983763
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	300572103	SS	Various	Various	Actual/360	4.775%	227,149.78	65,817.18	0.00	N/A	08/06/30	--	55,243,317.14	55,177,499.96	08/06/26
2	323800002	IN	Various	Various	Actual/360	3.840%	62,081.42	31,560.34	0.00	N/A	03/06/30	--	18,777,067.09	18,745,506.75	08/06/26
2A	323800102				Actual/360	3.840%	31,040.71	15,780.17	0.00	N/A	03/06/30	--	9,388,533.59	9,372,753.42	08/06/26
2B	323800202				Actual/360	3.840%	18,624.42	9,468.11	0.00	N/A	03/06/30	--	5,633,120.05	5,623,651.94	08/06/26
2C	323800302				Actual/360	3.840%	12,416.28	6,312.07	0.00	N/A	03/06/30	--	3,755,413.51	3,749,101.44	08/06/26
2D	323800402				Actual/360	3.840%	6,208.14	3,156.04	0.00	N/A	03/06/30	--	1,877,706.55	1,874,550.51	08/06/26
2E	323800502				Actual/360	3.840%	12,416.28	6,312.07	0.00	N/A	03/06/30	--	3,755,413.51	3,749,101.44	08/06/26
3	310953828	LO	Goleta	CA	Actual/360	3.570%	100,701.47	57,834.97	0.00	N/A	03/11/30	--	32,757,322.00	32,699,487.03	08/11/26
4	323010008	98	New York	NY	Actual/360	3.661%	63,045.73	0.00	0.00	N/A	12/06/29	--	20,000,000.00	20,000,000.00	08/06/26
4A	323010108				Actual/360	3.661%	31,522.87	0.00	0.00	N/A	12/06/29	--	10,000,000.00	10,000,000.00	08/06/26
5	310955514	OF	San Diego	CA	Actual/360	4.000%	89,503.71	50,140.26	0.00	N/A	08/11/30	--	25,984,947.44	25,934,807.18	08/11/26
6	310954254	LO	Fort Worth	TX	Actual/360	3.640%	81,400.92	45,273.49	0.00	N/A	03/11/30	--	25,969,806.71	25,924,533.22	08/11/26
7	323800007	OF	Greenwood Village	CO	Actual/360	4.250%	91,856.02	33,490.26	0.00	N/A	08/06/30	--	25,099,177.54	25,065,687.28	11/06/25
8	300572084	MF	Houston	TX	Actual/360	4.200%	81,821.06	35,543.06	0.00	N/A	03/06/30	--	22,623,335.02	22,587,791.96	08/06/26
9	600953774	RT	Gainesville	VA	Actual/360	3.900%	77,241.67	0.00	0.00	N/A	03/11/30	--	23,000,000.00	23,000,000.00	08/11/26
10	323800010	MF	Lancaster	CA	Actual/360	3.850%	73,392.28	32,089.57	0.00	N/A	08/06/30	--	22,137,596.74	22,105,507.17	08/06/26
11	28002360	OF	Ramsey	NJ	Actual/360	3.800%	61,845.00	0.00	0.00	N/A	03/06/30	--	18,900,000.00	18,900,000.00	08/06/26
12	310953932	OF	San Francisco	CA	Actual/360	3.350%	51,552.87	0.00	0.00	N/A	03/11/30	--	17,871,000.00	17,871,000.00	08/11/26
13	300572073	LO	Lakewood	WA	Actual/360	3.950%	50,896.45	29,774.88	0.00	N/A	02/06/30	--	14,963,431.55	14,933,656.67	08/06/26
14	300572105	MF	Jonesboro	GA	Actual/360	4.200%	53,227.62	27,460.21	0.00	N/A	08/06/30	--	14,717,313.91	14,689,853.70	08/06/26
15	28002372	MF	New York	NY	Actual/360	3.900%	50,375.00	0.00	0.00	N/A	04/06/30	--	15,000,000.00	15,000,000.00	08/06/26
16	28302371	MF	Worcester	MA	Actual/360	3.800%	43,068.35	26,825.25	0.00	N/A	04/06/30	--	13,161,803.62	13,134,978.37	08/06/26
17	323800017	RT	Leeds	AL	Actual/360	4.645%	46,266.33	20,727.50	0.00	N/A	02/06/30	--	11,566,983.64	11,546,256.14	08/06/26
18	323800018	IN	Chesapeake	VA	Actual/360	4.040%	37,118.80	20,449.49	0.00	N/A	08/06/30	--	10,669,201.75	10,648,752.26	08/06/26
19	300572107	IN	South Salt Lake	UT	Actual/360	4.920%	45,323.40	17,605.46	0.00	N/A	08/06/30	--	10,697,891.80	10,680,286.34	08/06/26
20	323800020	LO	Macon	GA	Actual/360	4.335%	34,648.95	17,528.57	0.00	N/A	02/06/30	--	9,282,005.10	9,264,476.53	08/06/26
21	323800021	OF	Town of Greenburgh	NY	Actual/360	3.900%	28,986.41	16,293.74	0.00	N/A	03/06/30	--	8,631,189.47	8,614,895.73	08/06/26
22	323800022	IN	Various	SC	Actual/360	4.658%	29,726.76	12,851.36	0.00	N/A	07/06/30	--	7,411,683.68	7,398,832.32	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
23	323800023	MF	Johnstown	PA	Actual/360	4.250%	23,526.44	11,893.23	0.00	N/A	08/06/30	--	6,428,475.88	6,416,582.65	08/06/26
24	28002648	RT	South Burlington	VT	Actual/360	3.442%	20,904.70	0.00	0.00	N/A	01/06/30	--	7,053,000.00	7,053,000.00	08/06/26
25	300572102	SS	Niceville	FL	Actual/360	4.340%	23,356.81	11,448.80	0.00	N/A	07/06/30	--	6,249,777.83	6,238,329.03	08/06/26
26	300572106	MF	Naperville	IL	Actual/360	4.280%	21,731.00	10,853.05	0.00	N/A	08/06/30	--	5,896,262.54	5,885,409.49	08/06/26
27	323800027	RT	Tampa	FL	Actual/360	4.540%	22,694.01	10,649.73	0.00	N/A	01/06/30	--	5,804,919.28	5,794,269.55	08/06/26
28	300572101	SS	Hattiesburg	MS	Actual/360	3.780%	17,524.59	10,829.40	0.00	N/A	07/06/30	--	5,383,897.22	5,373,067.82	08/06/26
29	323800029	OF	Carmel	IN	Actual/360	3.900%	16,640.91	9,772.51	0.00	N/A	07/06/30	--	4,955,109.22	4,945,336.71	08/06/26
30	410953797	SS	Fresno	CA	Actual/360	3.570%	16,212.57	9,085.32	0.00	N/A	08/11/30	--	5,273,809.30	5,264,723.98	08/11/26
31	300572104	MF	Riverdale	GA	Actual/360	4.200%	17,742.54	9,153.40	0.00	N/A	08/06/30	--	4,905,771.61	4,896,618.21	08/06/26
32	300572083	RT	Sandy	UT	Actual/360	4.120%	15,487.26	8,488.52	0.00	N/A	03/06/30	--	4,365,341.61	4,356,853.09	08/06/26
33	323800033	SS	Fayetteville	AR	Actual/360	4.750%	17,752.85	5,199.63	0.00	N/A	08/06/30	--	4,340,255.94	4,335,056.31	08/06/26
34	300572108	OF	Brandon	FL	Actual/360	4.540%	11,365.38	4,161.10	0.00	N/A	08/06/30	--	2,907,159.60	2,902,998.50	08/06/26
35	410948096	RT	Millcreek	UT	Actual/360	3.680%	8,365.87	0.00	0.00	N/A	03/11/30	--	2,640,000.00	2,640,000.00	08/11/26
36	28002376	RT	Isanti	MN	Actual/360	4.780%	3,977.67	0.00	0.00	08/06/30	01/06/35	--	966,367.00	966,367.00	08/06/26
37	28002375	RT	Sioux City	IA	Actual/360	4.910%	3,752.86	0.00	0.00	08/06/30	10/06/34	--	887,610.00	887,610.00	08/06/26
38	28002378	RT	Newburgh	IN	Actual/360	4.700%	3,575.81	0.00	0.00	08/06/30	01/06/35	--	883,523.00	883,523.00	08/06/26
39	28002377	RT	Waterloo	IA	Actual/360	4.820%	3,455.34	0.00	0.00	08/06/30	10/06/34	--	832,500.00	832,500.00	08/06/26
40	28002379	RT	Little Falls	MN	Actual/360	4.750%	3,383.48	0.00	0.00	08/06/30	01/06/35	--	827,201.00	827,201.00	08/06/26
Totals							1,844,908.79	683,828.74	0.00				529,476,242.44	528,792,413.70
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	9,954,428.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,926,430.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2E	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,151,406.08	4,055,115.84	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,319,000.00	1,329,750.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,491,423.57	1,849,292.29	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,143,766.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,743,649.75	1,211,988.84	01/01/25	09/30/25	05/11/26	12,069,100.67	173,624.06	80,750.39	953,535.45	0.00	0.00
8	2,262,968.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,318,000.00	1,159,002.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,283,020.50	599,688.20	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,753,458.52	440,704.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,676,856.71	414,304.81	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,896,116.98	1,920,218.24	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	626,045.57	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,237,518.25	291,818.74	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	5,258,245.23	1,594,062.06	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,218,000.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,446,114.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,220,340.00	303,567.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,024,445.61	2,038,171.63	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	771,095.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	916,577.94	208,768.98	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	624,423.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	650,611.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	529,464.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	662,376.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	714,748.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	992,640.97	504,318.33	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	760,407.10	209,244.79	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	640,168.76	178,707.17	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	767,490.34	181,306.72	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	814,983.58	208,795.56	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	489,106.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	354,574.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	432,298.45	98,633.91	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	96,402.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	88,513.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	88,029.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	82,935.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	82,402.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	70,884,439.40	19,423,505.56				12,069,100.67	173,624.06	80,750.39	953,535.45	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	25,065,687.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.046335%	4.010529%	45
07/17/26	0	0.00	0	0.00	1	25,099,177.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.046404%	4.010598%	46
06/17/26	0	0.00	0	0.00	1	25,135,502.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.046483%	4.010678%	47
05/15/26	0	0.00	0	0.00	1	25,168,737.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.046550%	4.010746%	48
04/17/26	0	0.00	0	0.00	1	25,204,817.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.046628%	4.010824%	49
03/17/26	0	0.00	0	0.00	1	25,237,800.10	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.046694%	4.010891%	50
02/18/26	0	0.00	1	25,279,583.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.046794%	4.010990%	51
01/16/26	1	25,312,293.63	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.046859%	4.011055%	52
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.046923%	4.011120%	53
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.046998%	4.023053%	54
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.047061%	4.023117%	55
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.047134%	4.023192%	56
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	323800007	11/06/25	8	6	80,750.39	953,535.45	51,678.50	25,380,342.24	12/01/25	98
Totals					80,750.39	953,535.45	51,678.50	25,380,342.24

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		524,395,213	499,329,525	25,065,687		0
49 - 60 Months		0	0	0		0
> 60 Months		4,397,201	4,397,201	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	528,792,414	503,726,726	0	0	25,065,687	0
Jul-26	529,476,242	504,377,065	0	0	25,099,178	0
Jun-26	530,204,738	505,069,236	0	0	25,135,502	0
May-26	530,883,596	505,714,858	0	0	25,168,738	0
Apr-26	531,607,298	506,402,481	0	0	25,204,817	0
Mar-26	532,281,220	507,043,420	0	0	25,237,800	0
Feb-26	533,094,973	507,815,390	0	25,279,583	0	0
Jan-26	533,763,654	508,451,360	25,312,294	0	0	0
Dec-25	534,429,983	534,429,983	0	0	0	0
Nov-25	535,141,602	535,141,602	0	0	0	0
Oct-25	535,803,082	535,803,082	0	0	0	0
Sep-25	536,510,025	536,510,025	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	323800007	25,065,687.28	25,380,342.24	13,125,000.00	02/17/26	1,034,722.10	1.20830	09/30/25	08/06/30	287
Totals		25,065,687.28	25,380,342.24	13,125,000.00		1,034,722.10

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	323800007	OF	CO	12/01/25	98

Loan transferred to Special Servicing effective 12/1/25 due to imminent default. Collateral is Landmark Corporate Center, a 201k square foot mid-rise office building in Denver Tech Center. Hello Letter has been issued and PNL has been signed.

The l oa n is paid through Oct. 2025. Servicer is working with Trust counsel to pursue rights and remedies while also dual-tracking settlement discussions with the Borrower. Receiver was appointed on 3/30/2026. A receiver sale is being evaluated for Q3/Q4 2026

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	5,403.30	0.00	0.00	44,117.59	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	5,403.30	0.00	0.00	44,117.59	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		49,520.89

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27